Commitment and Contingent Liabilities - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations [Line Items]
Rental expense	$ 1.3	$ 0.9	$ 3.4	$ 2.8	$ 3.8	$ 3.0	$ 1.5
Office leases, payment guarantees
Guarantor Obligations [Line Items]
Guarantees	$ 0.2		$ 0.2		$ 0.6	$ 0.6	$ 0.5